NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Mar. 14, 2024	Apr. 30, 2023
Common stock par value	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Warrant exercise price							$ 2.96
Recapitalization Exchange Ratio										27.01%
Warrants assumed							202,575		94,535
Accumlated deficit	$ 23,235,833				$ 23,235,833		$ 13,301,720	[1]	$ 1,570,454
Net loss	$ 3,049,704	$ 6,884,409	$ 3,108,552	$ 2,637,956	9,934,113	$ 5,746,508	11,731,266		676,038
Cash used in operating activities					$ 8,612,872	$ 1,251,563	$ 5,054,749		$ 85,413
Date when an entity was incorporated							Apr. 17, 2018
Debt Instrument, Convertible, Conversion Price											$ 3.70
Public Warrant [Member]
Warrant exercise price										$ 11.50
Warrants assumed										10,314,952
Private Placement Warrant [Member]
Warrant exercise price										$ 11.50
Warrants assumed										6,126,010
Common Class A [Member] | DHC [Member]
Common stock par value										$ 0.0001
Common Stock [Member] | BEN [Member]
Common stock par value										$ 0.0001

[1]	Derived from audited information